Leases - Components of lease expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Leases
Operating lease cost	¥ 187,465	$ 27,180	¥ 372,136	¥ 355,661
Short-term lease cost	27,361	3,967	76,548	43,218
Total	¥ 214,826	$ 31,147	¥ 448,684	¥ 398,879